INCOME TAXES - Principal components of the deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Write-down of prepaid expenses and other current assets	$ 8,028	$ 8,157
Net operating loss carry forwards	1,251	1,023
Subtotal	9,279	9,180
Deferred tax liabilities:
Intangible assets acquired in business combination	(2,333)	(3,263)
Less: valuation allowance	(9,279)	(9,180)	$ (1,061)	$ (25,240)
Deferred tax liabilities, net	$ (2,333)	$ (3,263)